Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings per share computations (in thousands, except per share amounts)

	Years Ended December 31
	2019	2018	2017
Common shares:

Weighted average common shares
outstanding during the period -
shares used for basic earnings
per common share	9,883	10,040	9,975

Common shares issuable under share
based payment plans which are
potentially dilutive	43	65	65

Common shares used for diluted
earnings per common share	9,926	10,105	10,040

Income from continuing operations	8,822	959	49,548
Discontinued operations	6,856	122,129	11,003
Net income attributable to the Company	16,177	124,472	41,750

Basic earnings per common share:
Income from continuing operations	$0.89	0.10	4.97
Discontinued operations	$0.69	12.16	1.10
Net income attributable to the Company	$1.64	12.40	4.19

Diluted earnings per common share
Income from continuing operations	$0.89	0.09	4.94
Discontinued operations	$0.69	12.09	1.10
Net income attributable to the Company	$1.63	12.32	4.16